Condensed consolidated statement of changes in equity - GBP (£) £ in Millions		Called-up share capital	Paid-in equity	Share premium account	Merger reserve	FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Retained earnings	Own shares held	Shareholders' equity	Non-controlling interests		Ordinary shareholders	Preference shareholders	Total
At 1 January at Dec. 31, 2018		£ 12,049	£ 4,058	£ 1,027	£ 10,881	£ 343	£ (191)	£ 3,278	£ 14,312	£ (21)		£ 754
Ordinary shares issued		42		62								45	[1]
Implementation of IFRS 16 on 1 January 2019									(187)
(Loss)/profit attributable to ordinary shareholders and other equity owners									2,240
Equity preference dividends paid									(20)
Paid-in equity dividends paid									(182)
Ordinary dividends paid									(1,327)
Realised (losses)/ gains in period on FVOCI equity shares									114
Unrealised (losses)/gains						45
Realised gains						(133)
Tax						10
Amount recognized in equity							524
Amount transferred from equity to earnings							(122)
Tax							(94)
Retranslation of net assets								30
Foreign currency gains/(losses) on hedges of net assets								1
Tax								8
Recycled to profit or loss on disposal of businesses (3)	[2]							(335)
Remeasurement of the retirement benefit schemes-gross																£ (68)
Remeasurement of the retirement benefit schemes, tax									18
Changes in fair value of credit in financial liabilities designated at fair value through profit, gross									(96)
Changes in fair value of credit in financial liabilities designated at fair value through profit, tax									10
Shares issued under employee share schemes									(4)	(58)
Share based payments									(26)
Own shares acquired																33
Currency translation adjustments and other movements												15
(Loss)/profit attributable to non-controlling interests												260
Capital reduction	[3]											(1,058)
At 31 December at Jun. 30, 2019		12,091	4,058	1,089		265	117	2,982	14,784	(46)	£ 46,221	16		£ 41,667	£ 496	46,237
At 1 January at Dec. 31, 2019		12,094	4,058	1,094	£ 10,881	138	35	1,343	13,946	(42)		9				43,556
Ordinary shares issued		31		16
Redeemed/reclassified (1)	[4]		(1,277)													(355)
Securities issued during the period (2)	[5]		1,220
(Loss)/profit attributable to ordinary shareholders and other equity owners									(497)
Equity preference dividends paid									(16)
Paid-in equity dividends paid									(192)
Redemption/reclassification of paid-in equity	[4]		(1,277)													(355)
Realised (losses)/ gains in period on FVOCI equity shares									(1)
Unrealised (losses)/gains						(123)
Realised gains						(107)
Tax						12
Amount recognized in equity							445
Amount transferred from equity to earnings							(28)
Tax							(111)
Retranslation of net assets								527
Foreign currency gains/(losses) on hedges of net assets								(63)
Tax								(95)
Recycled to profit or loss on disposal of businesses (3)	[2]							97
Remeasurement of the retirement benefit schemes-gross																68
Remeasurement of the retirement benefit schemes, tax									23
Changes in fair value of credit in financial liabilities designated at fair value through profit, gross									83
Changes in fair value of credit in financial liabilities designated at fair value through profit, tax									(8)
Shares issued under employee share schemes									(11)	95
Share based payments									(100)
Own shares acquired																77
Currency translation adjustments and other movements												14
(Loss)/profit attributable to non-controlling interests												(65)
At 31 December at Jun. 30, 2020		£ 12,125	£ 4,001	£ 1,110		£ (80)	£ 341	£ 1,809	£ 12,940	£ (24)	£ 43,103	£ (42)		£ 38,608	£ 494	£ 43,061

[1]	Capital injection from RFS Holdings B.V. Consortium Members.
[2]	Includes £338 million arising on the completion of the Alawwal bank merger in June 2019, of which £48 million relates to tax. The merger resulted in the de-recognition of the associate investment in Alawwal bank and recognition of a new investment in SABB held at fair value through other comprehensive income (FVOCI).
[3]	Distribution to RFS Holdings B.V. Consortium Members on completion of the Alawwal bank merger.
[4]	Paid-in equity reclassified to liabilities as the result of a call of US$2 billion AT1 notes in June 2020 (to be redeemed in August 2020).
[5]	AT1 capital notes totalling US$1.49 billion (net of US$10.5 million fees) issued in June 2020.